Annual Total Returns - Delaware Investments Ultrashort Fund - Class A	Mar. 31, 2022
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2012	0.10%
2013	0.05%
2014	0.02%
2015	0.05%
2016	0.72%
2017	1.36%
2018	1.24%
2019	3.65%
2020	0.88%
2021	(0.01%)